INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Major components of tax expense (income) [abstract]
Components of income taxes
17.	INCOME TAXES

	Components of income taxes	2017	2016
	Current tax expense	90	196
	Previously unrecognized tax assets	(4)	-
	Adjustments for prior years	(32)	-
	Current income taxes	54	196
	Origination and reversal of temporary differences	160	37
	Change in income tax rate (a)	(11)	-
	Previously unrecognized tax assets	-	(5)
	Deferred income taxes	149	32
		203	228

  U.S. federal corporate income tax rate decreased from 35 percent to 21 percent effective January 1, 2018

Reconciliation of statutory tax rate to effective tax rate
Reconciliation of statutory tax rate to effective tax rate	2017	2016
Earnings before income taxes
Canada	16	79
Foreign	689	733
	705	812
Statutory rate (%)	27	27
Income taxes at statutory rate	190	219
Foreign currency losses relating to Canadian operations	11	9
Differences in foreign tax rates	(14)	5
Earnings from associates and joint ventures	(9)	(15)
U.S. tax reform	9	-
Recognition of previously unrecognized tax assets	(4)	(5)
Other	20	15
Income taxes	203	228
Current
Canada	(11)	23
Foreign	65	173
	54	196
Deferred
Canada	27	7
Foreign	122	25
	149	32
	203	228

Components of deferred income taxes
	Components of		Components		Components
	deferred income tax		recognized		not recognized
Components of deferred income taxes	liabilities (assets)		in earnings		in earnings
	2017	2016	2017	2016	2017	2016
Receivables, inventories and accrued
liabilities	(162)	(162)	-	(29)	-	-
Property, plant and equipment	748	633	100	92	15	12
Intangibles	57	83	(37)	(31)	11	3
Asset retirement and environmental
remediation provisions	(149)	(132)	(16)	7	(1)	(2)
Deferred partnership income	-	-	-	(61)	-	3
Loss carry-forwards (a)	(44)	(13)	(30)	32	(1)	(1)
Other	(62)	(35)	(4)	17	(23)	2
Net deferred income tax liabilities	388	374	13	27	1	17
Deferred income tax assets	(85)	(34)
Deferred income tax liabilities	473	408
Net deferred income tax liabilities	388	374

  We have not recognized unused tax losses of $56-million (2016 – $58-million) expiring through 2037 (2016 – expiring through 2036) in the consolidated financial statements. We have recognized unused tax losses of $38-million (2016 – $9-million – does not expire per current tax legislation) as we expect to earn future taxable income in that tax jurisdiction in 2018 and following years, and the tax losses do not expire until 2037.